Strategic Equity Allocation Trust Expense Example - Strategic Equity Allocation Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	906
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	$ 846